Income Tax (Details) ¥ in Thousands, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)
Income Tax [Line Items]
Standard tax percentage	25.00%	25.00%
Grants preferential tax percentage	15.00%	15.00%
Voting percentage	50.00%	50.00%
Worldwide income percentage	25.00%	25.00%
Withholding tax dividend percentage	10.00%	10.00%
PRC rate percentage	10.00%	10.00%
Non-PRC individuals tax percentage	20.00%	20.00%
Assesable tax percentage	25.00%	25.00%
Preferential tax rate percentage	20.00%	20.00%
income tax at the rate percentage	25.00%	25.00%
Valuation allowances (in Yuan Renminbi)	¥ 42,966		¥ 42,538
Hong Kong [Member]
Income Tax [Line Items]
Tax percentge	16.50%	16.50%
Two-tiered profits tax rates (in Dollars) | $		$ 2
Two-tiered profits tax rates percentage	8.25%	8.25%
Maximum [Member]
Income Tax [Line Items]
Profit before tax (in Yuan Renminbi)	¥ 3,000